Principal accounting policies (Schedule of Amortization of Finite-lived Intangible Assets is Computed Using Straight-line Method Estimated Useful Lives , Land use rights) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net [Line Items]
Goodwill, Impairment Loss	$ 0	$ 14,830	$ 0
Trademark
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Trademark | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Trademark | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Customer relationships | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Customer relationships | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Licenses
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Non-compete agreement
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Operating rights
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Software | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Software | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Technology | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Technology | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Others.
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Land Use Rights.
Intangible assets, net [Line Items]
Term Of Amortization	40 years